Prepaid Investment (Details Narrative) - Stock Purchase Agreement [Member] - USD ($)		1 Months Ended
	May 15, 2015	Dec. 30, 2014
Dadny Japan Inc [Member]
Ownership percentage		100.00%
Acquisition cost		$ 600,000
Aircom Pacific Inc Limited [Member]
Ownership percentage	100.00%
Acquisition cost	$ 100,000